LONG-TERM DEBT	12 Months Ended
Aug. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Long-term debt	LONG-TERM DEBT

	AUGUST 31, 2022	AUGUST 31, 2021
Atlantic Canada Opportunities Agency ("ACOA") Business Development Program loan maturing September 1, 2024 with a 7-year amortization, bearing interest at a rate of 0%	$210	$272
Vehicle loans - 5-year term maturing June 17, 2024	38	58
Deferred financing costs	(13)	(20)
	235	310
Less: current portion of long-term debt	(80)	(80)
Long-term portion	$155	$230